Significant Accounting Policies (Details) - Schedule of Depreciation Periods of Right-of-Use Assets - Right Of Use Asset [Member]	12 Months Ended
Dec. 31, 2023
Office Space [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets depreciation periods	2 years
Office Space [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets depreciation periods	5 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets depreciation periods	3 years